COMMITMENTS	9 Months Ended
Sep. 30, 2017
COMMITMENTS
COMMITMENTS

17 COMMITMENTS

(a) Capital commitments

        Capital commitments outstanding at December 31, 2016 and September 30, 2017 not provided for in the financial statements were as follows:

	As of December 31, 2016	As of September 30, 2017
Contracted for	510,999	1,026,859

(b) Lease commitments

        The Company's lease commitments are disclosed in note 10.